Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares Target	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Below are the tables and related footnotes for PVP:

	CEO		Non-CEO NEOs		Value of Initial Fixed $100 Investment Base On: Jan 1st, 2021
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(4)	Average Compensation Actually Paid to Non-CEO NEOs(3)(4)	The Company Total Shareholder Return	Peer Group Total Shareholder Return(1)	Net Income (millions)	100-Day Volume Weighted Average Stock Price(5)
2025	6,974,141	6,602,267	1,154,486	843,944	91.17%	104.72%	$42.1	$17.76
2024	6,344,956	10,373,309	1,090,459	1,182,950	96.23%	47.66%	$50.1	$16.11
2023	4,577,120	2,500,784	861,834	(729,343)	38.13%	19.27%	$40.0	$12.40
2022	4,453,280	4,364,958	944,728	482,296	71.44%	-30.18%	$46.9	$16.73
2021	3,135,250	7,250,200	1,121,976	1,943,908	68.67%	18.04%	$94.9	$15.07

(1)	The Company’s peer group Total Shareholder Return is based on NYSE Technology Index, which is one of the indexes used for purposes of our 10-K performance graph.
(2)
The following represents the adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Dr. Trivedi in his role as CEO. Dr. Trivedi served as the CEO through the entire reporting period.

Adjustments	2025	2024	2023	2022	2021
Amounts reported in “Stock Awards” column of Summary Compensation Table	(5,211,973)	(4,500,005)	(3,896,752)	(2,999,996)	(1,699,993)
Fair value of outstanding and unvested stock awards that were granted in the current year:	3,888,532	5,142,872	2,854,663	3,237,507	2,156,627
Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year:	234,011	2,360,631	(635,675)	17,739	2,940,000
Fair value of stock awards granted and vested in the current year:	—	934,951	—	—	553,941
Change in fair value for stock awards vested in the current year that were granted in a prior year:	717,557	89,905	(398,572)	(343,571)	164,375

(3)
The following represents the average adjustments made to the Summary Compensation Table totals for our non-CEO named executive officers to derive the average compensation actually paid for our non-CEO named executive officers.

Adjustments	2025	2024	2023	2022	2021
Amounts reported in “Stock Awards” column of Summary Compensation Table	(655,438)	(351,668)	(1,430,284)	(475,557)	(499,998)
Fair value of outstanding and unvested stock awards that were granted in the current year:	446,797	344,763	293,936	419,947	634,307
Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year:	58,410	194,716	(53,083)	1,649	520,860
Fair value of stock awards granted and vested in the current year	—	73,058	—	—	162,920
Change in fair value for stock awards vested in the current year that were granted in a prior year:	45,733	2,489	(33,872)	(71,765)	3,843
Fair value of stock awards forfeited in the current year that were granted in a prior year:	(206,044)	(170,867)	(367,872)	(336,707)	—

(4)	The named executive officers included in the non-CEO named executive average for each year are as follows:

2025	Ms. Caron, Mr. Khoury, Mr. Weber and Mr. Becker.
2024	Messrs. Becker and Weber and Ms. Thomas.
2023	Messrs. Becker, Bruening and Weber and Ms. Thomas.
2022	Messrs. Becker, Bruening, Cochran, and Weber.
2021	Messrs. Becker, Bruening, and Cochran.

(5)
Represents 100-Day Volume Weighted Average Stock Price (“VWAP”) as of December 31 of each applicable year. The VWAP metric is used for purposes of determining achievement of our 2025 PSU awards, which are eligible to vest upon the achievement of two distinct VWAP targets during the performance period beginning on the date of grant of the 2025 PSU award and ending on the four (4) year anniversary of such date.

Company Selected Measure Name	100-Day Volume Weighted Average Stock Price (“VWAP”)
Named Executive Officers, Footnote
(2)
The following represents the adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Dr. Trivedi in his role as CEO. Dr. Trivedi served as the CEO through the entire reporting period.

(4)	The named executive officers included in the non-CEO named executive average for each year are as follows:

2025	Ms. Caron, Mr. Khoury, Mr. Weber and Mr. Becker.
2024	Messrs. Becker and Weber and Ms. Thomas.
2023	Messrs. Becker, Bruening and Weber and Ms. Thomas.
2022	Messrs. Becker, Bruening, Cochran, and Weber.
2021	Messrs. Becker, Bruening, and Cochran.

Peer Group Issuers, Footnote
(1)	The Company’s peer group Total Shareholder Return is based on NYSE Technology Index, which is one of the indexes used for purposes of our 10-K performance graph.

PEO Total Compensation Amount	$ 6,974,141	$ 6,344,956	$ 4,577,120	$ 4,453,280	$ 3,135,250
PEO Actually Paid Compensation Amount	$ 6,602,267	10,373,309	2,500,784	4,364,958	7,250,200
Adjustment To PEO Compensation, Footnote
(2)
The following represents the adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Dr. Trivedi in his role as CEO. Dr. Trivedi served as the CEO through the entire reporting period.

Adjustments	2025	2024	2023	2022	2021
Amounts reported in “Stock Awards” column of Summary Compensation Table	(5,211,973)	(4,500,005)	(3,896,752)	(2,999,996)	(1,699,993)
Fair value of outstanding and unvested stock awards that were granted in the current year:	3,888,532	5,142,872	2,854,663	3,237,507	2,156,627
Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year:	234,011	2,360,631	(635,675)	17,739	2,940,000
Fair value of stock awards granted and vested in the current year:	—	934,951	—	—	553,941
Change in fair value for stock awards vested in the current year that were granted in a prior year:	717,557	89,905	(398,572)	(343,571)	164,375

Non-PEO NEO Average Total Compensation Amount	$ 1,154,486	1,090,459	861,834	944,728	1,121,976
Non-PEO NEO Average Compensation Actually Paid Amount	$ 843,944	1,182,950	(729,343)	482,296	1,943,908
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following represents the average adjustments made to the Summary Compensation Table totals for our non-CEO named executive officers to derive the average compensation actually paid for our non-CEO named executive officers.

Adjustments	2025	2024	2023	2022	2021
Amounts reported in “Stock Awards” column of Summary Compensation Table	(655,438)	(351,668)	(1,430,284)	(475,557)	(499,998)
Fair value of outstanding and unvested stock awards that were granted in the current year:	446,797	344,763	293,936	419,947	634,307
Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year:	58,410	194,716	(53,083)	1,649	520,860
Fair value of stock awards granted and vested in the current year	—	73,058	—	—	162,920
Change in fair value for stock awards vested in the current year that were granted in a prior year:	45,733	2,489	(33,872)	(71,765)	3,843
Fair value of stock awards forfeited in the current year that were granted in a prior year:	(206,044)	(170,867)	(367,872)	(336,707)	—

Total Shareholder Return Vs Peer Group
Tabular List, Table
The following metrics represent the three most important financial performance measures used by the Company in setting NEO compensation for the most recent fiscal year:

100-Day Volume Weighted Average Stock Price
Revenue
Adjusted EBITDA

Net Income (Loss)	$ 42,100,000	$ 50,100,000	$ 40,000,000	$ 46,900,000	$ 94,900,000
Company Selected Measure Amount | $ / shares	17.76	16.11	12.4	16.73	15.07
PEO Name	Dr. Trivedi	Dr. Trivedi	Dr. Trivedi	Dr. Trivedi	Dr. Trivedi
Total Shareholder Return Percent	91.17%	96.23%	38.13%	71.44%	68.67%
Peer Group Total Shareholder Return Percent	104.72%	47.66%	19.27%	(30.18%)	18.04%
Term of Volume Weighted Average Stock Price	100 days
Number of Distinct Volume Weighted Average Stock Price Targets | Target	2
Performance Period	4 years
Measure:: 1
Pay vs Performance Disclosure
Name	100-Day Volume Weighted Average Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,211,973)	$ (4,500,005)	$ (3,896,752)	$ (2,999,996)	$ (1,699,993)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,888,532	5,142,872	2,854,663	3,237,507	2,156,627
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,011	2,360,631	(635,675)	17,739	2,940,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	934,951	0	0	553,941
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,557	89,905	(398,572)	(343,571)	164,375
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(655,438)	(351,668)	(1,430,284)	(475,557)	(499,998)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	446,797	344,763	293,936	419,947	634,307
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,410	194,716	(53,083)	1,649	520,860
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	73,058	0	0	162,920
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,733	2,489	(33,872)	(71,765)	3,843
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (206,044)	$ (170,867)	$ (367,872)	$ (336,707)	$ 0